Revenue recognition and operating segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) item	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers
Contract costs	£ 238	£ 224	£ 215
Amortisation of contract costs	92	121	39
Impairment losses on contract costs	£ 0	£ 0	£ 0
Number of secondary reportable business segments | item	3
Minimum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	3 years
Maximum
Disclosure of disaggregation of revenue from contracts with customers
Amortization period of contract costs	7 years
Termite contracts
Disclosure of disaggregation of revenue from contracts with customers
Period of assurance warranties	12 months
Job work | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	1 month
Job work | Hygiene & Wellbeing | Maximum
Disclosure of disaggregation of revenue from contracts with customers
Period of service	7 days